Risk management and financial instruments (Interest Rate Swap Agreements) (Details) (Interest Rate Swap, USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Derivative [Line Items]
Outstanding principal	$ 690.1		$ 2,067.8
Swap 1
Derivative [Line Items]
Outstanding principal	431.3	[1],[2]
Derivative, fixed interest rate	1.103%
Swap 2
Derivative [Line Items]
Outstanding principal	100.0	[2]
Derivative, fixed interest rate	1.355%
Swap 3
Derivative [Line Items]
Outstanding principal	80.4	[1],[2]
Derivative, fixed interest rate	1.1095%
Swap 4
Derivative [Line Items]
Outstanding principal	78.4	[1],[2]
Derivative, fixed interest rate	1.9266%
Swap 5
Derivative [Line Items]
Outstanding principal	$ 2,881.7	[1]	$ 0	[1]
Minimum | Swap 5
Derivative [Line Items]
Derivative, fixed interest rate	2.45%
Maximum | Swap 5
Derivative [Line Items]
Derivative, fixed interest rate	2.52%

[1]	The outstanding principal of these amortizing swaps falls with each capital repayment of the underlying loans.
[2]	Related party interest rate swap agreements.